Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Fair Value Measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of marketable securities
Total marketable investment securities	$ 48,995	$ 132,593	$ 390
Fair value measurements on recurring basis
Fair value of marketable securities
Cash equivalents (including restricted)		1,278,971	60,677
Debt securities		132,593	390
Fair value measurements on recurring basis | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		22,476	390
Fair value measurements on recurring basis | Commercial paper
Fair value of marketable securities
Debt securities		101,959
Fair value measurements on recurring basis | Corporate securities
Fair value of marketable securities
Debt securities		8,068
Fair value measurements on recurring basis | Other
Fair value of marketable securities
Debt securities		90
Fair value measurements on recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)		172,025	60,677
Debt securities		22,476	390
Fair value measurements on recurring basis | Level 1 | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		22,476	$ 390
Fair value measurements on recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)		1,106,946
Debt securities		110,117
Fair value measurements on recurring basis | Level 2 | Commercial paper
Fair value of marketable securities
Debt securities		101,959
Fair value measurements on recurring basis | Level 2 | Corporate securities
Fair value of marketable securities
Debt securities		8,068
Fair value measurements on recurring basis | Level 2 | Other
Fair value of marketable securities
Debt securities		$ 90